Schedule of Investments (unaudited)	iShares® India 50 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 8.1%
Bajaj Auto Ltd.	82,783	$9,430,827
Eicher Motors Ltd.	102,176	5,721,653
Hero MotoCorp Ltd.	96,697	6,457,622
Mahindra & Mahindra Ltd.	719,039	24,682,864
Maruti Suzuki India Ltd.	97,890	14,114,040
Tata Motors Ltd.	1,310,060	15,522,870
		75,929,876
Banks — 29.8%
Axis Bank Ltd.	2,049,093	31,053,612
HDFC Bank Ltd.	5,593,286	112,951,887
ICICI Bank Ltd.	5,210,555	74,997,612
IndusInd Bank Ltd.	500,605	8,779,635
Kotak Mahindra Bank Ltd.	1,098,797	23,689,620
State Bank of India	2,862,424	29,080,314
		280,552,680
Chemicals — 1.3%
Asian Paints Ltd.	336,017	11,731,955

Construction & Engineering — 3.9%
Larsen & Toubro Ltd.	866,317	36,799,077

Construction Materials — 2.2%
Grasim Industries Ltd.	274,675	8,782,692
UltraTech Cement Ltd.	85,606	11,960,581
		20,743,273
Consumer Finance — 2.6%
Bajaj Finance Ltd.	206,490	17,597,702
Shriram Finance Ltd.	206,866	7,205,375
		24,803,077
Electric Utilities — 1.4%
Power Grid Corp. of India Ltd.	3,378,395	13,379,468

Financial Services — 0.8%
Bajaj Finserv Ltd.	403,943	7,682,932

Food Products — 2.1%
Britannia Industries Ltd.(a)	87,686	5,750,880
Nestle India Ltd., NVS	264,455	8,084,441
Tata Consumer Products Ltd.	467,873	6,146,496
		19,981,817
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	74,804	5,538,792

Independent Power and Renewable Electricity Producers — 1.7%
NTPC Ltd.	3,522,264	15,972,701

Insurance — 1.2%
HDFC Life Insurance Co. Ltd.(b)	781,317	5,569,800
SBI Life Insurance Co. Ltd.(b)	335,048	5,989,681
		11,559,481
IT Services — 12.5%
HCL Technologies Ltd.	784,554	13,697,374
Infosys Ltd.	2,677,744	50,252,346
LTIMindtree Ltd.(b)	68,322	4,401,433
Tata Consultancy Services Ltd.	750,999	35,081,587
Tech Mahindra Ltd.	472,721	8,082,489
Wipro Ltd.	1,049,197	6,476,947
		117,992,176
Security	Shares	Value

Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	95,342	$5,248,763

Metals & Mining — 3.1%
Hindalco Industries Ltd.	1,082,833	8,976,015
JSW Steel Ltd.	710,308	7,922,922
Tata Steel Ltd.	6,107,798	12,714,610
		29,613,547
Oil, Gas & Consumable Fuels — 12.6%
Bharat Petroleum Corp. Ltd.	1,445,785	5,260,097
Coal India Ltd.	1,690,356	9,576,853
Oil & Natural Gas Corp. Ltd.	2,903,484	9,528,018
Reliance Industries Ltd.	2,507,803	94,009,071
		118,374,039
Personal Care Products — 2.1%
Hindustan Unilever Ltd.	661,879	19,608,889

Pharmaceuticals — 3.0%
Cipla Ltd.	390,754	6,926,035
Dr. Reddy’s Laboratories Ltd.	90,849	6,968,486
Sun Pharmaceutical Industries Ltd.	803,074	14,623,716
		28,518,237
Textiles, Apparel & Luxury Goods — 1.3%
Titan Co. Ltd.	309,318	12,605,471

Tobacco — 3.7%
ITC Ltd.	6,848,792	34,857,525

Trading Companies & Distributors — 0.8%
Adani Enterprises Ltd.	194,373	7,396,000

Transportation Infrastructure — 1.0%
Adani Ports & Special Economic Zone Ltd.	546,275	9,670,042

Wireless Telecommunication Services — 3.6%
Bharti Airtel Ltd.	1,982,803	34,305,326

Total Long-Term Investments — 100.0%
(Cost: $409,364,572)		942,865,144

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	13,660,000	13,660,000

Total Short-Term Securities — 1.5%
(Cost: $13,660,000)		13,660,000

Total Investments — 101.5%
(Cost: $423,024,572)		956,525,144

Liabilities in Excess of Other Assets — (1.5)%		(14,108,565)

Net Assets — 100.0%		$942,416,579

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$16,250,000	$—	$(2,590,000	)(a)	$—	$—	$13,660,000	13,660,000	$303,493	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	26	07/25/24	$1,254	$21,328

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$942,865,144	$—	$942,865,144
Short-Term Securities
Money Market Funds	13,660,000	—	—	13,660,000
	$13,660,000	$942,865,144	$—	$956,525,144

Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$21,328	$—	$21,328

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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